Interest Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Interest Revenue and Expenses
Schedule of interest revenue

	2015	2016	2017
	MCh$	MCh$	MCh$
Commercial loans	852,202	856,172	786,794
Consumer loans	573,306	613,962	614,393
Residential mortgage loans	469,633	447,582	401,862
Financial investments	62,860	30,725	35,403
Repurchase agreements	9,389	9,053	7,337
Loans and advances to banks	28,267	32,280	15,024
Gain (loss) from accounting hedges	(90,620)	(76,378)	20,722
Other interest revenue	3,420	3,596	5,165

Total	1,908,457	1,916,992	1,886,700

Schedule of interest expenses

	2015	2016	2017
	MCh$	MCh$	MCh$
Savings accounts and time deposits	341,955	376,541	297,277
Debt issued	329,111	309,589	268,203
Other financial obligations	2,249	1,916	1,640
Repurchase agreements	7,216	6,223	5,193
Borrowings from financial institutions	10,171	13,504	19,255
(Gain) loss from accounting hedges	(20,256)	(24,190)	54,834
Demand deposits	8,658	6,241	5,350
Other interest expenses	1,065	435	253

Total	680,169	690,259	652,005

Schedule of loss from accounting hedge
	2015	2016	2017
	MCh$	MCh$	MCh$
Cash Flow hedge	(64,821)	(45,559)	(29,477)
Fair value hedge	(5,543)	(6,629)	(4,635)

Total	(70,364)	(52,188)	(34,112)